Dec. 04, 2017

SUPPLEMENT TO THE CLASS R6 PROSPECTUS
OF WELLS FARGO SMALL TO MID CAP STOCK FUNDS
For the Wells Fargo Small Cap Opportunities Fund (the "Fund")

The tables titled Annual Fund Operating Expenses and Example of Expenses in the "Fund Summary - Fees and Expenses" are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	1.00%
Fee Waivers	(0.08)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.92%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The Manager has contractually committed through July 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 0.85% for R6 Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees

After:
1 Year	$94
3 Years	$310
5 Years	$545
10 Years	$1,217